Other Borrowings (Notes)	12 Months Ended
Dec. 31, 2013
Other Borrowings [Abstract]
Other Borrowings [Text Block]
14.   Other Borrowings
Other borrowings at December 31, 2013 and 2012 are comprised of the following:

	2013	2012
FHLB advances, including unamortized premium of $0 and $262, respectively	$2,353,000	$3,030,620
Securities sold under agreements to repurchase, including unamortized premium of $0 and $78, respectively	—	142,401
Note payable	24,000	—
	$2,377,000	$3,173,021

Advances from the FHLB at December 31, 2013 and 2012 are as follows:

	2013	2012
Fixed-rate advances with a weighted-average interest rate of 1.60% and 2.05%, respectively	$2,353,000	$2,412,858
Convertible advances with a weighted-average fixed interest rate of 0.00% and 4.24%, respectively	—	17,000
Overnight advances with a weighted-average floating interest rate of 0.00% and 0.36%, respectively	—	600,500
	$2,353,000	$3,030,358

Contractual maturity dates for FHLB advances at December 31, 2013 are as follows:

2014	$750,000
2015	331,000
2016	190,000
2017	380,000
2018	260,000
Thereafter	442,000
$2,353,000

At December 31, 2013, the Company had an agreement with the Federal Home Loan Bank of Atlanta to borrow up to 35% of the Bank’s assets, subject to the lendable value of the assets pledged under the facility. At December 31, 2012, the Company had an agreement with the Federal Home Loan Bank of Atlanta to borrow up to 30% of the Bank’s assets, subject to the lendable value of the assets pledged under the facility. The agreement requires a blanket floating lien on any of four loan categories: 1-4 family first mortgage loans, multifamily (5+ units) mortgage loans, home equity lines of credit and second mortgage loans, and commercial real estate loans. As of December 31, 2013 and 2012, all four loan categories were pledged to secure FHLB advances in a blanket floating lien. In addition, the Company also pledges certain investment securities from time to time to secure FHLB advances.
At December 31, 2013, the carrying amounts of loans and investment securities pledged to secure FHLB advances were $11,115,085 and $120,931, respectively. At December 31, 2012, the carrying amount of loans and investment securities pledged to secure FHLB advances were $12,359,633 and $65,556, respectively. The lendable value of assets pledged was $4,580,977 and $3,505,495 as of December 31, 2013 and 2012, respectively. Based on the lendable value of assets pledged, the Company was eligible to borrow an additional $2,167,727 and $475,119 at December 31, 2013 and 2012, respectively.

At December 31, 2013 and 2012, investment securities with a carrying value of $0 and $178,468, respectively, were pledged to secure securities sold under agreements to repurchase.
During July 2012, in order to support the acquisition of BPL and other strategic priorities, EB entered into commitments for five new fixed rate advances and modified five existing advances from the FHLB.  The new commitments represent a total borrowing of $636,000 which funded September 28, 2012 with interest rates on the advances ranging from 2.28% to 3.28% and principal payments beginning June 2021 with varying maturity dates occurring through March 2032.  The weighted average interest rate and weighted average maturity for these advances represents 2.94% and 13 years, respectively.  The five advances modified represent a principal balance of $250,000 with post-modification interest rates ranging from 1.23% to 1.89% and newly scheduled maturities beginning in February 2018 and occurring through February 2021.  The average interest rate and average remaining maturity for these advances before modification represented 0.73% and approximately 2 years, while following modification the weighted average interest rate and weighted average maturity increased to 1.58% and approximately 7 years, respectively.
During September 2013, the Company early extinguished FHLB advances with a principal balance of $770,000. The consideration paid for the early extinguishment was $733,969 representing the net settlement of the advance balances. The resulting gain of $36,031 recognized upon extinguishment was recorded in other noninterest income in the consolidated statements of income. As a result of the extinguishment, the forecasted transactions related to the interest payments associated with this debt were no longer expected to occur which resulted in the reclassification of $31,036 in unrealized losses previously recorded in accumulated other comprehensive income to other noninterest income.
In October 2013, the Company early extinguished an additional FHLB advance with a principal balance of $104,000. The consideration paid for this early extinguishment was $93,600 representing the net settlement of the advance balance. The resulting gain of $10,400 realized upon extinguishment was recorded in other noninterest income in the consolidated statements of income.
As of December 31, 2013, the note payable of $24,000 represents a noninterest-bearing promissory note payable to the FDIC. The note matures on December 31, 2014 with the full principal amount due at maturity. The note payable was issued as part of the settlement of the FDIC clawback liability recorded as part of the Bank of Florida acquisition. See Note 7 for additional information related to the termination of the loss sharing agreements.
Interest expense on FHLB advances for the years ended December 31, 2013, 2012 and 2011 was $68,214, $44,879 and $31,912, respectively.